Note 16 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of operating segments [text block]

December 31, 2017	Canada	Peru	Total

Restricted cash	$115	$-	$115
Equipment, net	1,612	63	1,675
Mineral property interests	86,059	9,927	95,986
	87,786	9.990	97,776

December 31, 2016	Canada	Peru	Total

Restricted cash	$115	$-	$115
Equipment, net	1,758	28	1,786
Mineral property interests	55,667	3,148	58,815
	$57,540	$3,176	$60,716